Supplemental Information to Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2019
29. Supplementary Information to Consolidated Statements of Cash Flows
Supplementary Information to Consolidated Statement of Cash Flows

For the	Year ended December 31
millions of Canadian dollars	2019	2018
Changes in non-cash working capital:
Inventory	$(19)	$(44)
Receivables and other current assets	154	(144)
Accounts payable	(137)	59
Other current liabilities	(71)	13
Total non-cash working capital	$(73)	$(116)

Supplemental disclosure of cash paid (received):
Interest	$750	$696
Income taxes	$(107)	$33

Supplemental disclosure of non-cash activities:
Common share dividends reinvested	$187	$181
Increase in accrued capital expenditures	$33	$50
Issuance of depository receipts	$-	$22